Earnings Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022		Mar. 31, 2021	Dec. 31, 2021
Numerator for earnings per share calculation
Net income attributable to common stockholders, basic		$ 3,138
Loss attributable to redeemable noncontrolling interests		$ 1,879			$ (3,010)
Denominator for earnings per share calculation
Weighted-average shares, basic		79,151,929	[1]		77,498,775	[2]
Weighted-average shares, diluted		198,414,147	[1]		77,498,775	[2]
Basic EPS
Net Income (Loss) Available to Common Stockholders, Basic		$ 3,138
Weighted Average Number of Shares Outstanding, Basic		79,151,929	[1]		77,498,775	[2]
Net income per share attributable to common stockholders, basic		$ 0.02	[1]		$ (0.04)	[2]
Diluted EPS
Net Income (Loss) Available to Common Stockholders, Diluted		$ 1,259		$ 0
Weighted Average Number of Shares Outstanding, Diluted		198,414,147	[1]		77,498,775	[2]
Net income per share attributable to common stockholders, diluted		$ 0.02	[1]		$ (0.04)	[2]
Noncontrolling Interest in Net Income (Loss) Other Noncontrolling Interests, Redeemable		$ 1,720
Effect Of Warrants Exercised Diluted		$ 9
Non controlling Interests Shares		118,200,000
Effect Of Exercise Warrants Diluted Shares		1,035,625
Common Class A [Member]
Numerator for earnings per share calculation
Net income attributable to common stockholders, basic		$ 1,259
Denominator for earnings per share calculation
Weighted-average shares, basic		79,151,929
Weighted-average shares, diluted		198,414,147
Basic EPS
Net Income (Loss) Available to Common Stockholders, Basic		$ 1,259
Weighted Average Number of Shares Outstanding, Basic		79,151,929
Net income per share attributable to common stockholders, basic		$ 0.02
Diluted EPS
Net Income (Loss) Available to Common Stockholders, Diluted		$ 2,988
Weighted Average Number of Shares Outstanding, Diluted		198,414,147
Net income per share attributable to common stockholders, diluted		$ 0.02
Hoya Intermediate, LLC
Numerator for earnings per share calculation
Net income attributable to common stockholders, basic	$ (6,293)
Loss attributable to redeemable noncontrolling interests	3,010
Basic EPS
Net Income (Loss) Available to Common Stockholders, Basic	$ (6,293)
Effect of Dilutive Hoya Intermediate Warrants, Basic	(123,000)
Diluted EPS
Net Income (Loss) Available to Common Stockholders, Diluted					$ (2,461)
Effect of dilutive Hoya Intermediate Warrants	0
Effect Of Rsus		26,593
Hoya Intermediate, LLC | Common Class A [Member]
Numerator for earnings per share calculation
Net income attributable to common stockholders, basic	$ (3,283)
Denominator for earnings per share calculation
Weighted-average shares, basic	77,498,775
Weighted-average shares, diluted	77,498,775
Basic EPS
Net Income (Loss) Available to Common Stockholders, Basic	$ (3,283)
Weighted Average Number of Shares Outstanding, Basic	77,498,775
Net income per share attributable to common stockholders, basic	$ (0.04)
Diluted EPS
Net Income (Loss) Available to Common Stockholders, Diluted	$ (3,406)
Weighted Average Number of Shares Outstanding, Diluted	77,498,775
Net income per share attributable to common stockholders, diluted	$ (0.04)

[1]	There were no shares of Class A Common Stock outstanding prior to October 18, 2021. Therefore, no income (loss) per share information has been presented for any period prior to that date.
[2]	Represents loss per common share and weighted-average common shares outstanding for the period following the Merger Transaction and PIPE Financing as defined in Note 1, Background, Description of Business and Basis of Presentation.